Share Capital (Details) - $ / shares		7 Months Ended
	Apr. 12, 2023	Nov. 01, 2022	Dec. 31, 2023	Oct. 01, 2023	Aug. 01, 2023	May 31, 2023	Dec. 31, 2022	Apr. 08, 2022	Dec. 31, 2021
Share Capital (Details) [Line Items]
Shares issued			38,027,579				34,412,259		50,000
Shares outstanding			36,802,804				34,412,259		33,400,100
Additional ordinary shares issued		1,012,159
Ordinary share price (in Dollars per share)	$ 4.00
Bottom of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)		$ 2.50
Top of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)		$ 4.00
VCI Global Limited [Member]
Share Capital (Details) [Line Items]
Shares issued								33,400,100
Par value per share (in Dollars per share)								$ 0.0001
Shares outstanding									33,400,100
Exchange Listing, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued						229,453
Boustead Securities, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued						74,793
Globexus Holding Corp’s [Member]
Share Capital (Details) [Line Items]
Shares issued						600,000
Gem Rewards Sdn Bhd [Member]
Share Capital (Details) [Line Items]
Shares issued					286,533
Outside The Box Capital Inc. [Member]
Share Capital (Details) [Line Items]
Shares issued				28,372
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issued	1,280,000
Ordinary Shares [Member] | Exchange Listing, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued	736,169
Ordinary Shares [Member] | Globexus Holding Corp’s [Member]
Share Capital (Details) [Line Items]
Shares issued						500
Ordinary Shares [Member] | Executive Officers and Employees [Member]
Share Capital (Details) [Line Items]
Shares issued	380,000